Fresh Start Accounting - Schedule of Balance Sheet Adjustments (Details) - USD ($) $ in Thousands	Sep. 01, 2019	Aug. 31, 2019
Current assets:
Cash and cash equivalents		$ 19,862
Restricted cash		35
Trade receivables, net		11,834
Prepaid and other current assets		23,825
Total current assets		55,556
Property and equipment, net		37,143
Subscriber accounts and deferred contract acquisition costs, net		1,151,322
Deferred income tax asset, net		783
Operating lease right-of-use asset		19,222
Other assets		17,932
Total assets		1,281,958
Current liabilities:
Accounts payable		13,713
Other accrued liabilities		30,571
Deferred revenue		12,646
Holdback liability		12,516
Current portion of long-term debt		0
Total current liabilities		69,446
Non-current liabilities:
Long-term debt		199,000
Long-term holdback liability		1,817
Operating lease liabilities		16,055
Other liabilities		2,175
Total non-current liabilities		219,047
Liabilities subject to compromise		1,722,052
Total liabilities		2,010,545
Stockholder's equity (deficit):
Predecessor additional paid-in capital		436,986
Predecessor accumulated other comprehensive income, net		6,668
(Accumulated deficit) retained earnings		(1,172,241)
Total stockholder's equity (deficit)		(728,587)
Total liabilities and stockholder's equity (deficit)		1,281,958
Reorganization Adjustments
(Accumulated deficit) retained earnings	$ 989,312
Current assets:
Cash and cash equivalents	1,139
Prepaid and other current assets	27
Total current assets	1,166
Operating lease right-of-use asset	90
Total assets	1,256
Current liabilities:
Other accrued liabilities	241
Total current liabilities	241
Total liabilities	241
Stockholder's equity (deficit):
(Accumulated deficit) retained earnings	1,015
Total stockholder's equity (deficit)	1,015
Total liabilities and stockholder's equity (deficit)	1,256
Fresh Start Adjustments, Assets
Dealer network and other intangible assets	144,700
Fresh Start Adjustments, Liabilities and Stockholders' Equity (Deficit)
(Accumulated deficit) retained earnings	989,312
Current assets:
Cash and cash equivalents	24,605
Restricted cash	35
Trade receivables, net	11,834
Prepaid and other current assets	23,852
Total current assets	60,326
Property and equipment, net	40,951
Subscriber accounts and deferred contract acquisition costs, net	1,095,386
Dealer network and other intangible assets	144,700
Goodwill	81,943
Deferred income tax asset, net	783
Operating lease right-of-use asset	19,312
Other assets	17,247
Total assets	1,460,648
Current liabilities:
Accounts payable	13,713
Other accrued liabilities	34,169
Deferred revenue	7,315
Holdback liability	5,991
Current portion of long-term debt	8,225
Total current liabilities	69,413
Non-current liabilities:
Long-term debt	985,775
Long-term holdback liability	1,817
Operating lease liabilities	16,055
Other liabilities	8,188
Total non-current liabilities	1,011,835
Total liabilities	1,081,248
Stockholder's equity (deficit):
Successor common stock	225
Successor additional paid-in capital	379,175
Total stockholder's equity (deficit)	379,400
Total liabilities and stockholder's equity (deficit)	1,460,648
Reorganization Adjustments
Reorganization Adjustments
Cash and cash equivalents	3,604
Total current assets	3,604
Other accrued liabilities	(1,070)
Current portion of long-term debt	8,225
Long-term debt	786,775
Liabilities subject to compromise	(1,722,052)
Additional paid-in capital	379,175	$ (436,986)
Successor common stock	225
(Accumulated deficit) retained earnings	989,312
Fresh Start Adjustments, Assets
Total assets	3,604
Fresh Start Adjustments, Liabilities and Stockholders' Equity (Deficit)
Other accrued liabilities	(1,070)
Total current liabilities	7,155
Total non-current liabilities	786,775
Total liabilities	(928,122)
(Accumulated deficit) retained earnings	989,312
Total stockholder's equity (deficit)	931,726
Total liabilities and stockholder's equity (deficit)	3,604
Fresh Start Adjustments
Reorganization Adjustments
Other accrued liabilities	4,427
(Accumulated deficit) retained earnings	181,914
Fresh Start Adjustments, Assets
Property and equipment, net	3,808
Subscriber accounts and deferred contract acquisition costs, net	(55,936)
Dealer network and other intangible assets	144,700
Goodwill	81,943
Other assets	(685)
Total assets	173,830
Fresh Start Adjustments, Liabilities and Stockholders' Equity (Deficit)
Other accrued liabilities	4,427
Deferred revenue	(5,331)
Holdback liability	(6,525)
Total current liabilities	(7,429)
Other liabilities	6,013
Total non-current liabilities	6,013
Total liabilities	(1,416)
Predecessor accumulated other comprehensive income, net	(6,668)
(Accumulated deficit) retained earnings	181,914
Total stockholder's equity (deficit)	175,246
Total liabilities and stockholder's equity (deficit)	$ 173,830